Intangible Assets and Goodwill (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Intangible Assets And Goodwill Details 1
2018	$ 3,339
2019	3,339
2020	2,562
Total	$ 9,240	$ 12,234